Accounts payable and accrued liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other current payables [abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
	September 30,	September 30,
	2023	2022
Trade payable	$367,128	$2,292,954
Accrued liabilities	1,189,678	1,045,409
Salary and vacation payable	93,070	1,116,203
Interest payable	-	4,915
Total	$1,649,876	$4,459,481